Long-term Debt - Narrative (Details)		12 Months Ended
	Feb. 10, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 56,700,000
Long-term debt		37,041,000
Long-term debt amount drew		500,000			$ 600,000
Amortization of deferred financing costs		$ 368,000		$ 360,000
ATB prime or CDOR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.25%			1.25%
ATB prime or CDOR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		3.25%			3.25%
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Maturity period on borrowings	4 years
Deferred financing costs	$ 1,500,000
Borrowings covenant, maximum consolidated indebtedness		4.00			4.00
Borrowings covenant, minimum current ratio		1.00			1.00
Non-consolidated assets to indebtedness outstanding ratio		0.04		0.01	0.04
Current ratio		2.92		3.76	2.92
Borrowings covenant, minimum non-consolidated assets to indebtedness outstanding ratio		2.00			2.00
consolidated indebtedness ratio		11.50		8.03	11.50
Borrowings covenant, minimum cover ratio		1.25		1.25	1.25
Cover ratio		2.73		2.21	2.73
Long-term debt		$ 29,502,000		$ 44,134,000
Repayments of non-current borrowings		$ 15,000,000
Prepayment agreement [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		6.00%			6.00%
Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 19,200,000			$ 25,000,000
Long-term debt		7,539,000			$ 9,800,000
Repayments of non-current borrowings		$ 1,500,000	$ 2,000,000
Period to repay the difference in new borrowing base and borrowings outstanding		45 days	45 days
Period prior to maturity date to request extension of maturity date		90 days	90 days
Maturity extension term		364 days	364 days
Borrowings covenant, minimum working capital ratio		1			1
Working capital ratio		1.80		1.10	1.80
Borrowings covenant, maximum net debt to trailing cash flows ratio		3			3
Net debt to trailing cash flows ratio		0.76		1.26	0.76
Revolving Reserves-Based Lending Facility [Member] | Deferred Financing Costs [Member]
Disclosure of detailed information about borrowings [line items]
Amortization of deferred financing costs		$ 100,000
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt	75,000,000
Long-term borrowings [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 75,000,000